Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Seligman Premium Technology Growth Fund, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guaranteed • May Lose Value

Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 11.9%
Entertainment 2.0%
Activision Blizzard, Inc.	72,382	6,777,127
Warner Bros Discovery, Inc.(a)	192,956	2,095,502
Total		8,872,629
Interactive Media & Services 8.7%
Alphabet, Inc., Class A(a),(b)	143,120	18,728,683
Alphabet, Inc., Class C(a)	82,600	10,890,810
Match Group, Inc.(a)	53,600	2,099,780
Meta Platforms, Inc., Class A(a)	14,050	4,217,950
Pinterest, Inc., Class A(a)	77,950	2,106,989
Total		38,044,212
Media 0.6%
Comcast Corp., Class A	59,125	2,621,603
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.(a)	19,100	2,674,955
Total Communication Services		52,213,399
Consumer Discretionary 1.9%
Broadline Retail 1.9%
eBay, Inc.	192,804	8,500,728
Total Consumer Discretionary		8,500,728
Financials 4.6%
Financial Services 4.6%
Fidelity National Information Services, Inc.	50,900	2,813,243
Fiserv, Inc.(a)	25,665	2,899,119
Global Payments, Inc.	15,000	1,730,850
Visa, Inc., Class A	54,225	12,472,292
Total		19,915,504
Total Financials		19,915,504
Health Care 0.0%
Biotechnology 0.0%
Eiger BioPharmaceuticals, Inc.(a)	110,761	33,782
Total Health Care		33,782
Industrials 2.2%
Electrical Equipment 2.0%
Bloom Energy Corp., Class A(a)	680,755	9,026,811
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.2%
HireRight Holdings Corp.(a)	78,023	741,999
Total Industrials		9,768,810
Information Technology 77.8%
Communications Equipment 3.4%
Arista Networks, Inc.(a)	28,344	5,213,312
F5, Inc.(a)	41,800	6,735,652
Lumentum Holdings, Inc.(a)	67,974	3,071,065
Total		15,020,029
Electronic Equipment, Instruments & Components 1.6%
Advanced Energy Industries, Inc.	65,453	6,749,513
IT Services 3.1%
DXC Technology Co.(a)	84,000	1,749,720
GoDaddy, Inc., Class A(a)	158,560	11,809,549
Total		13,559,269
Semiconductors & Semiconductor Equipment 35.7%
Analog Devices, Inc.	57,544	10,075,379
Applied Materials, Inc.(b)	122,686	16,985,877
Broadcom, Inc.(b)	25,006	20,769,484
Lam Research Corp.(b)	45,447	28,484,816
Marvell Technology, Inc.	197,122	10,670,214
Microchip Technology, Inc.	97,800	7,633,290
NVIDIA Corp.	15,100	6,568,349
NXP Semiconductors NV	31,000	6,197,520
ON Semiconductor Corp.(a)	59,400	5,521,230
Qorvo, Inc.(a)	32,075	3,062,200
Rambus, Inc.(a)	33,475	1,867,570
Renesas Electronics Corp.(a)	525,100	8,020,882
Semtech Corp.(a)	81,200	2,090,900
Skyworks Solutions, Inc.	9,000	887,310
SMART Global Holdings, Inc.(a)	146,290	3,562,162
Synaptics, Inc.(a)	106,103	9,489,852
Teradyne, Inc.(b)	145,207	14,587,495
Total		156,474,530
2	Columbia Seligman Premium Technology Growth Fund, Inc. | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 23.8%
Adeia, Inc.	325,788	3,479,416
AppLovin Corp.(a)	36,400	1,454,544
Cerence, Inc.(a)	83,867	1,708,371
Dropbox, Inc., Class A(a)	467,035	12,717,363
Fortinet, Inc.(a)	111,434	6,538,947
Gen Digital, Inc.	346,348	6,123,433
Microsoft Corp.(b)	68,525	21,636,769
Oracle Corp.	78,510	8,315,779
Palo Alto Networks, Inc.(a)	43,433	10,182,432
RingCentral, Inc., Class A(a)	76,133	2,255,821
Salesforce, Inc.(a)	7,460	1,512,739
Splunk, Inc.(a)	39,300	5,747,625
Synopsys, Inc.(a)	33,618	15,429,653
Tenable Holdings, Inc.(a)	44,550	1,995,840
VMware, Inc., Class A(a)	31,673	5,272,921
Total		104,371,653
Technology Hardware, Storage & Peripherals 10.2%
Apple, Inc.(b)	139,000	23,798,190
Dell Technologies, Inc.	96,429	6,643,958
NetApp, Inc.	122,759	9,314,953
Western Digital Corp.(a)	102,949	4,697,563
Total		44,454,664
Total Information Technology		340,629,658
Total Common Stocks (Cost $230,621,100)		431,061,881

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(c),(d)	9,149,181	9,146,436
Total Money Market Funds (Cost $9,145,637)		9,146,436
Total Investments in Securities (Cost: $239,766,737)		440,208,317
Other Assets & Liabilities, Net		(2,289,806)
Net Assets		437,918,511

At September 30, 2023, securities and/or cash totaling $127,227,021 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Comcast Corp	Morgan Stanley	USD	(2,123,886)	(479)	45.00	1/19/2024	(46,296)	(98,914)
NASDAQ 100 Index	Morgan Stanley	USD	(211,899,456)	(144)	15,175.00	10/20/2023	(1,194,691)	(1,361,520)
Total							(1,240,987)	(1,460,434)
Columbia Seligman Premium Technology Growth Fund, Inc. | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	15,758,690	68,930,042	(75,538,975)	(3,321)	9,146,436	1,938	284,718	9,149,181
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Seligman Premium Technology Growth Fund, Inc. | Third Quarter Report 2023

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3QT221_12_N01_(11/23)